LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
11.	LEASES
Lessee Arrangements
The Company is the lessee under operating and finance leases for equipment and real estate, including the land and certain of the building structures for City of Dreams Manila under the MRP Lease Agreement as described in Note 19, Cyprus casino sites, Mocha Clubs sites, the Sri Lanka Casino under the Sri Lanka Lease Agreement, office spaces, warehouses, staff quarters, and certain parcels of land in Macau on which City of Dreams, Altira Macau and Studio City are located. Certain lease agreements provide for periodic rental increases based on both contractually agreed incremental rates and on the general inflation rate once agreed by the Company and its lessors and, in some cases, contingent rental expenses stated as a percentage of turnover or calculated based on certain performance indicator. Certain leases include options to extend the lease term and options to terminate the lease term. The land concession contracts in Macau have a term of

25
years, which is renewable for further consecutive periods of
10
years, subject to applicable legislation in Macau. The estimated term related to the land concession contracts in Macau is
40
years.
The components of lease costs are as follows:

	Year Ended December 31,
	2025	2024	2023
Operating lease costs:
Amortization of land use rights	$19,970	$19,956	$22,670
Operating lease costs	25,108	22,613	18,434
Short-term lease costs	2,381	1,028	342
Variable lease costs	6,811	6,494	2,684
Finance lease costs:
Amortization of right-of-use assets	5,315	5,265	5,336
Interest costs	20,795	22,399	24,562

Total lease costs	$80,380	$77,755	$74,028

Other information related to lease terms and discount rates is as follows:

	December 31,
	2025	2024
Weighted average remaining lease term
Operating leases	18.6 years	18.9 years
Finance leases	7.5 years	8.5 years
Weighted average discount rate
Operating leases	15.36%	14.52%
Finance leases	10.70%	10.70%
Maturities of lease liabilit
ies as of December 31, 2025 are
as follows:

	Operating Leases	Finance Leases
Year ending December 31,
2026	$20,062	$35,290
2027	16,166	35,290
2028	17,183	35,290
2029	13,829	35,290
2030	13,541	35,290
Over 2030	156,763	89,271

Total future minimum lease payments	237,544	265,721
Less: amounts representing interest	(142,438)	(83,804)

Present value of future minimum lease payments	95,106	181,917
Current portion	(18,998)	(33,327)

Non-current portion	$76,108	$148,590

Lessor Arrangements
The Company is the lessor under
non-cancellable
operating leases mainly for mall spaces in the sites of City of Dreams, City of Dreams Manila, Studio City and City of Dreams Mediterranean with various retailers that expire at various dates through June 2037. Certain of the operating leases include minimum base fees with contingent fee clauses based on percentages of turnover.
During the year ended December 31, 2025, the Company arranged a sales-type lease for the Equipment (as defined in Note 21) under the Studio City Operating Agreement as disclosed in Note 21. As of December 31, 2025, the current and non-current
portion of the investment in a sales-type lease of
$
223
and $
1,509
,
respectively, are included in prepaid expenses and other current assets and long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

The components of lease income are as follows:

	Year Ended December 31,
	2025	2024	2023
Operating lease income:
Minimum	$40,708	$47,394	$45,210
Contingent	11,617	10,090	7,810
Sales-type lease income	70	—	—

Total lease income	$52,395	$57,484	$53,020

Future minimum fees, excluding
the
contingent fees to be received under
non-cancellable
leases as of December 31, 2025 were as follows:

	Operating	Sales-Type
Year ending December 31,
2026	$28,178	$481
2027	9,524	481
2028	5,876	549
2029	2,251	497
2030	1,622	136
Over 2030	4,293	545

Total	$51,744	2,689

Difference between undiscounted cash flow and present value		(957)

Investment in a sales- type lease		$1,732